Quarterly Results	12 Months Ended
Sep. 30, 2018
Quarterly Results [Abstract]
Quarterly Results

NOTE 22 - QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended
SBH 2018 (in millions, except per share)	September 30, 2018	June 30, 2018	March 31, 2018	December 31, 2017
Revenue	$974.4	$1,029.4	$882.6	$922.2
Gross profit	346.9	362.7	306.0	318.5
Net (loss) income attributable to controlling interest from continuing operations	(34.0)	382.9	(32.6)	40.2
Net (loss) income attributable to controlling interest from discontinued operations	(81.9)	22.7	3.7	467.3
Net (loss) income attributable to controlling interest	$(115.9)	$405.6	$(28.9)	$507.5
Basic earnings per share from continuing operations	$(0.68)	$11.69	$(1.00)	$1.24
Basic earnings per share from discontinued operations	(1.63)	0.69	0.11	14.45
Basic earnings per share	$(2.31)	$12.38	$(0.89)	$15.69
Diluted earnings per share from continuing operations	$(0.68)	$11.68	$(1.00)	$1.23
Diluted earnings per share from discontinued operations	(1.63)	0.69	0.11	14.32
Diluted earnings per share	$(2.31)	$12.37	$(0.89)	$15.55

	Quarter Ended
SBH 2017 (in millions, except per share)	September 30, 2017	June 30, 2017	March 31, 2017		December 31, 2016
Revenue	$987.4	$966.9	$869.0		$882.1
Gross profit	359.2	338.4	321.5		317.4
Net (loss) income attributable to controlling interest from continuing operations	(4.8)	(21.0)	(30.6)		(34.2)
Net (loss) income attributable to controlling interest from discontinued operations	(21.5)	23.1	(51.4)		246.4
Net income attributable to controlling interest	$(26.3)	$2.1	$(82.0)		$212.2
Basic earnings per share from continuing operations	$(0.14)	$(0.65)	$(0.95)	—	$(1.05)
Basic earnings per share from discontinued operations	(0.67)	0.72	(1.59)		7.62
Basic earnings per share	$(0.81)	$0.07	$(2.54)		$6.57
Diluted earnings per share from continuing operations	$(0.14)	$(0.65)	$(0.95)		$(1.05)
Diluted earnings per share from discontinued operations	(0.67)	0.72	(1.59)		7.62
Diluted earnings per share	$(0.81)	$0.07	$(2.54)		$6.57

The earnings per share data was retrospectively adjusted for all periods presented to reflect the effect of the reverse stock split on July 13, 2018, associated with the closing of the Spectrum Merger. See Note 4 – Acquisitions for further discussion on Spectrum Merger. Using (i) the 20-trading-day volume-weighted average price per share of Spectrum common stock ending on July 12, 2018, (ii) the number of shares of Spectrum common stock outstanding, the number of shares of Spectrum common stock held by HRG and its subsidiaries and the number of shares of Spectrum common stock outstanding as of July 12, 2018, (iii) $328.2 million of HRG net indebtedness and transaction expenses at closing, and (iv) a $200.0 million upward adjustment contemplated by the Merger Agreement, each HRG stockholder received a reverse stock split of approximately 0.1613 of each share of HRG stock.

	Quarter Ended
SB/RH 2018 (in millions)	September 30, 2018	July 1, 2018	April 1, 2018	December 31, 2017
Revenue	$974.4	$1,029.4	$882.6	$922.2
Gross profit	346.9	362.7	306.0	318.5
Net (loss) income attributable to controlling interest from continuing operations	(34.9)	78.6	14.8	147.0
Net (loss) income attributable to controlling interest from discontinued operations	(61.4)	4.6	11.3	21.5
Net (loss) income attributable to controlling interest	$(96.3)	$83.2	$26.1	$168.5

	Quarter Ended
SB/RH 2017 (in millions)	September 30, 2017	July 2, 2017	April 2, 2017	January 1, 2017
Net sales	$987.4	$966.9	$869.0	$882.1
Gross profit	359.2	338.2	320.5	317.4
Net income attributable to controlling interest from continuing operations	70.1	44.9	30.7	35.4
Net income attributable to controlling interest from discontinued operations	26.1	32.8	30.3	29.6
Net income attributable to controlling interest	$96.2	$77.7	$61.0	$65.0